UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

June 30, 2013 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value

TECHNOLOGY — 24.6%
Arris Group, Inc.*	918,100	$13,174,735
Arrow Electronics, Inc.*	2,120,600	84,505,910
Avnet, Inc. *	2,332,000	78,355,200
Interdigital, Inc.	920,648	41,106,933
VEECO Instruments Inc.*	297,600	10,540,992
Western Digital Corporation	1,009,800	62,698,482
		$290,382,252
OIL FIELD SERVICES — 15.9%
Atwood Oceanics, Inc.*	277,206	$14,428,572
Baker Hughes Incorporated	428,772	19,779,252
Ensco PLC	842,600	48,971,912
Helmerich & Payne, Inc.	197,400	12,327,630
Patterson-UTI Energy, Inc.	803,600	15,549,660
Rowan Companies, Inc.*	2,257,000	76,895,990
		$187,953,016
OIL AND GAS EXPLORATION — 10.8%
Cabot Oil & Gas Corporation	100,600	$7,144,612
Cimarex Energy Co.	186,000	12,088,140
Newfield Exploration Company*	1,087,200	25,973,208
Rosetta Resources, Inc.*	1,441,302	61,284,161
SM Energy Company	341,900	20,507,162
		$126,997,283
BUSINESS SERVICES — 5.2%
Apollo Group, Inc.*	1,673,700	$29,657,964
Devry Inc.	1,015,000	31,485,300
		$61,143,264
INDUSTRIAL PRODUCTS — 5.0%
Alliant Techsystems Inc.	52,400	$4,314,092
Oshkosh Truck Corporation*	1,081,800	41,075,946
Trinity Industries, Inc.	353,600	13,592,384
		$58,982,422
RETAILING — 3.2%
Foot Locker, Inc.	682,400	$23,972,712
Signet Jewelers Ltd	208,000	14,025,440
		$37,998,152
BASIC MATERIALS — 1.5%
Reliance Steel & Aluminum Co.	261,508	$17,144,465

FINANCIAL — 1.3%
Federated Investors, Inc.	554,943	$15,210,988

HEALTHCARE — 0.6%
Centene Corporation*	138,200	$7,249,972

TOTAL COMMON STOCKS — 68.1% (Cost $449,560,044)		$803,061,814

U.S. TREASURIES — 18.7%
U.S. Treasury Note
— 0.25% 2014	$87,604,000	$87,669,019
— 1% 2013	50,000,000	50,017,580
— 1% 2014	42,145,000	42,344,203
— 1.75% 2014	40,251,000	40,631,811
TOTAL U.S. TREASURIES (Cost $221,160,480)		$220,662,613

TOTAL INVESTMENTS — 86.8% (Cost $670,720,524)		$1,023,724,427

SHORT-TERM INVESTMENTS — 13.9%
State Street Bank Repurchase Agreement — 0.01% 07/01/13
(Dated 06/28/2013, repurchase price of $28,176,023, collateralized by $33,180,000 principal amount U.S. Treasury Notes — 2.75% 2042, fair value $28,742,175)	$28,176,000	$28,176,023
Exxon Mobil Corporation — 0.075% 07/08/13	50,000,000	49,999,271
Federal Home Loan Bank Discount Note — 0.02% 07/29/13	40,000,000	39,999,378
Toyota Motor Credit Corporation — 0.09% 07/26/13	45,000,000	44,997,188
TOTAL SHORT-TERM INVESTMENTS (Cost $163,171,860)		$163,171,860

TOTAL INVESTMENTS — 100.7% (Cost $833,892,384) — NOTE 2		$1,186,896,287
Other assets and liabilities, net — (0.7)%		(7,753,483)
NET ASSETS — 100.0%		$1,179,142,804

* Non-income producing securities

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$803,061,814	—	—	$803,061,814
U.S. Treasuries	—	$220,662,613	—	220,662,613
Short-Term Investments	—	163,171,860	—	163,171,860
Total Investments	$803,061,814	$383,834,473	—	$1,186,896,287

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2013.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$357,563,520
Gross unrealized depreciation:	(4,559,617)
Net unrealized appreciation:	$353,003,903

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ DENNIS M. BRYAN
Dennis M. Bryan, Chief Executive Officer
(Principal Executive Officer)

Date:      August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ DENNIS M. BRYAN
Dennis M. Bryan, Chief Executive Officer
(Principal Executive Officer)

Date:      August 28, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:      August 28, 2013